ACQUISITION OF JERRITT CANYON CANADA LTD. - Disclosure of Detailed Information About Significant unobservable inputs used in fair value measurement of mining interests (Details) - Jerritt Canyon Canada Ltd [Member] - Sprott Mining Inc [Member]
$ in Thousands
1 Months Ended
Apr. 30, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Short-term and long-term gold price	$ 1,750
Discount rate	5.10%
Mine life (years)	11 years
Average gold grade over life of mine	6.0
Average gold recovery rate	86.00%